Share-based payments - Summary of Share-based Payment Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 85	£ 78	£ 91
Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	81	76	88
Equity Settled Long Term Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	38	30	36
DSBS, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	36	39	44
Other schemes, Equity-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	7	7	8
Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	4	2	3
LTIP, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	1	0	0
DSBS, Cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	3	2	3
Other schemes, cash-settled
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Total recognised in the income statement	£ 0	£ 0	£ 0